TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
Current	2022	2021
Suppliers	87,270	93,540
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	1,987	2,359
	89,257	95,899
Non-current
Suppliers	319	2,135
	319	2,135
Total trade payables	89,576	98,034